UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-06718

BNY Mellon Investment Grade Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	07/31
Date of reporting period:	01/31/2020

FORM N-CSR

Item 1.          Reports to Stockholders.

BNY Mellon Inflation Adjusted Securities Fund

SEMIANNUAL REPORT January 31, 2020

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon Inflation Adjusted Securities Fund	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon Inflation Adjusted Securities Fund, covering the six-month period from August 1, 2019 through January 31, 2020. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stock markets performed well in the second half of 2019 despite intermittent concerns about trade tensions with China and flagging global economic growth. Markets rose in July 2019, as the pace of the U.S. economy remained steady, and a deal with China appeared likely. Apprehensions about slowing global growth surfaced again, however, resulting in bouts of volatility, particularly in August 2019. But accommodative central bank policy and healthy consumer spending caused stocks to rebound in September and October 2019. This rally continued toward the end of the reporting period, supported in part by an announcement from U.S. President Trump of a “Phase 1” trade deal with China. As a result, U.S. equity markets repeatedly reached new highs until late January 2020, when they faltered somewhat on concerns about the spread of the coronavirus.

In fixed-income markets, concerns about trade tensions with China and a slowing global economy helped bolster demand early on, causing the yield curve to flatten in July 2019 and invert briefly in August 2019. The curve steepened again later in the reporting period, as central banks responded to the economic weakness with interest rate cuts and other accommodative policies, thus improving the global outlook. The Federal Reserve reduced rates three times during the period, for a cumulative reduction of 75 basis points. Demand for fixed-income instruments remained generally healthy during the period, which helped to support positive bond market returns.

We believe that over the near term, the outlook for the U.S. is positive, but we will monitor relevant data for any signs of a change. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
February 18, 2020

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from August 1, 2019 through January 31, 2020, as provided by Robert Bayston, CFA, and Nate Pearson, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended January 31, 2020, BNY Mellon Inflation Adjusted Securities Fund’s Class I shares produced a total return of 2.53%, Investor shares returned 2.32% and Class Y shares returned 2.48%.1 In comparison, the fund’s benchmark, the Bloomberg Barclays U.S. TIPS 1-10 Year Index (the “Index”), produced a 2.77% total return for the same period.2

Treasury Inflation-Protected Securities (TIPS) produced positive returns over the six months. The fund is positioned to take advantage of increases in inflation. The fund trailed the Index, due primarily to security selection shortfalls.

The Fund’s Investment Approach

The fund seeks returns that exceed the rate of inflation. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in inflation-indexed securities. The inflation-indexed securities issued by the U.S. Treasury and some foreign government issuers, for example, accrue inflation into the principal value of the bond. Other issuers may pay out the Consumer Price Index (CPI) accruals as part of a semiannual coupon.

The fund invests primarily in high-quality, U.S. dollar-denominated, inflation-indexed securities. To a limited extent, the fund may invest in foreign currency-denominated, inflation-protected securities and other fixed-income securities not adjusted for inflation, which are rated investment grade or the unrated equivalent as determined by BNY Mellon Investment Adviser, Inc. Other such fixed-income securities may include U.S. government bonds and notes, corporate bonds, mortgage-related securities and asset-backed securities. The fund seeks to keep its average effective duration between two and ten years, and the fund may invest in securities of any maturity without restriction.

Central Bank Policy, Trade and Disease Influence Markets

Fixed-income instruments generally posted positive returns over the six months, in an environment of supportive central bank policies, improving trade relations and optimism regarding global economic growth prospects. Near the beginning of the period, the U.S. Federal Reserve (the “Fed”) began to cut the overnight federal funds lending rate. The Fed cut rates twice during the six months, each time by 25 basis points. These cuts occurred in September and October. After the cuts, the Fed signaled it would pause, and expectations for better growth prospects in 2020 emerged, due to progress in U.S./China trade negotiations and stronger, forward-looking economic data. Rates at the long end of the curve began to rise, and the yield curve steepened during the last months of 2019. Risk assets rallied and outperformed like-duration Treasuries during this time.

However, volatility reentered the picture in January 2020. An outbreak of the Coronavirus roiled equity and some bond markets. Investors became concerned about the potential economic impact of the virus. A flight to quality ensued, and the yield curve flattened throughout the first month of the new calendar year. Despite rate fluctuations during the six months, interest rates experienced a net decrease across the curve during the period. U.S. inflation pressures remained subdued in August and September but began to increase through the end of the calendar year and into January.

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

Performance Driven by Security Selection

The fund’s return mildly trailed the Index for the period. Security selection detracted moderately from relative results. In particular, TIPS selections among 2028 maturity profile securities provided a headwind to performance. Demand for instruments with this maturity profile was less than demand for shorter maturity bonds, so those technical factors influenced price, generating a lag in performance.

Conversely, security selection on the shorter end of the curve was beneficial to performance. Falling rates in the short end of the curve during portions of the six months helped benefit securities with shorter maturity profiles. In addition, high demand for TIPS maturing in 2021 and 2022 helped to raise the price of these instruments. Selection of these securities provided a positive result.

Positioned for Moderate Growth

We expect central bank policy to continue to support economic growth rates and risk asset prices. However, despite the recent shifts in pricing across markets, resulting from the Fed’s mid-2019 policy change, we think the Fed will avoid providing additional stimulus in 2020. Officials have been explicit in stating that the bar to prompt any additional changes in policy is very high, and we expect future Fed communications to remain focused on mitigating risk in the U.S. markets and abroad. We expect labor markets will remain strong in 2020, which could potentially stoke positive knock-on effects for the consumer and the economy. Pertaining to inflation, we do see certain components of pricing pressure building, but we think the probability of a significant runup in inflation during the calendar year is low. We believe inflation expectations will stay tethered to actual CPI, which should avoid triggering any additional intervention by the Fed.

We believe that security selection and the management of the strategy remain paramount, and we continue to screen securities on an in-depth, issue-by-issue basis. We view this current market as a heterogeneous market where successful individual security selection has the potential to yield a competitive advantage.

February 18, 2020

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. —The Bloomberg Barclays U.S. TIPS 1-10 Year Index measures the performance of the U.S. Treasury Inflation-Protected Securities (TIPS) market with a maturity greater than 1 year and less than 10 years. Federal Reserve holdings of U.S. TIPS are not index-eligible and are excluded from the face amount outstanding of each bond in the index. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Interest payments on inflation-protected bonds will vary as the bond’s principal value is periodically adjusted based on the rate of inflation. If the index measuring inflation falls, the interest payable on these securities will be reduced. Any increase in the principal amount of an inflation-protected bond (which follows a rise in the relevant inflation index) will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

During periods of rising interest rates and flat or declining inflation rates, inflation-protected bonds can underperform. Inflation-protected bonds issued by corporations generally do not guarantee repayment of principal.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity.

Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Each of these risks could increase the fund’s volatility.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Inflation Adjusted Securities Fund from August 1, 2019 to January 31, 2020. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended January 31, 2020

	Class I	Investor Shares	Class Y
Expense paid per $1,000†	$3.36	$4.68	$3.05
Ending value (after expenses)	$1,025.30	$1,023.20	$1,024.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended January 31, 2020

	Class I	Investor Shares	Class Y
Expense paid per $1,000†	$3.35	$4.67	$3.05
Ending value (after expenses)	$1,021.82	$1,020.51	$1,022.12

†Expenses are equal to the fund’s annualized expense ratio of .66% for Class I, .92% for Investor Shares and .60% for Class Y, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

January 31, 2020 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.3%
U.S. Treasury Securities - 99.3%
U.S. Treasury Inflation Indexed Bonds, US CPI Urban Consumers Not Seasonally Adjusted	1.75	1/15/2028	5,948,400	[a]	6,841,774
U.S. Treasury Inflation Indexed Bonds, US CPI Urban Consumers Not Seasonally Adjusted	2.00	1/15/2026	5,488,179	[a]	6,204,739
U.S. Treasury Inflation Indexed Bonds, US CPI Urban Consumers Not Seasonally Adjusted	2.38	1/15/2025	4,987,321	[a]	5,626,769
U.S. Treasury Inflation Indexed Bonds, US CPI Urban Consumers Not Seasonally Adjusted	2.50	1/15/2029	5,983,960	[a]	7,395,254
U.S. Treasury Inflation Indexed Bonds, US CPI Urban Consumers Not Seasonally Adjusted	3.88	4/15/2029	2,057,436	[a]	2,815,312
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.13	4/15/2021	2,675,092	[a]	2,669,263
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.13	7/15/2026	5,161,322	[a]	5,284,528
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.13	7/15/2022	3,265,962	[a,b]	3,294,106
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.13	4/15/2022	3,886,754	[a]	3,895,180
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	7/15/2023	8,106,862	[a]	8,283,245
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.50	4/15/2024	3,727,442	[a]	3,830,652
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.50	1/15/2028	10,109,364	[a]	10,633,142
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.63	1/15/2024	7,694,263	[a,b]	7,939,529
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.63	4/15/2023	3,210,019	[a]	3,282,451
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.63	1/15/2026	530,410	[a]	556,231

6

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.3% (continued)
U.S. Treasury Securities - 99.3% (continued)
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.63	7/15/2021	2,350,872	[a]	2,375,238
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	1.13	1/15/2021	2,051,754	[a]	2,067,000
Total Bonds and Notes (cost $80,443,964)			82,994,413
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - .2%
Registered Investment Companies - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $157,862)	1.56		157,862	[c]	157,862
Total Investments (cost $80,601,826)			99.5%	83,152,275
Cash and Receivables (Net)			0.5%	452,424
Net Assets			100.0%	83,604,699

a Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

b Security, or portion thereof, on loan. At January 31, 2020, the value of the fund’s securities on loan was $11,233,635 and the value of the collateral was $11,440,634, consisting of U.S. Government & Agency securities.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Government	99.3
Investment Companies	.2
99.5

† Based on net assets.

See notes to financial statements.

7

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 7/31/19($)	Purchases($)	Sales($)	Value 1/31/20($)	Net Assets(%)	Dividends/ Distributions($)
Registered Investment Companies;
Dreyfus Institutional Preferred Government Plus Money Market Fund	314,604	6,096,426	6,253,168	157,862.2		3,045

See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2020 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $11,233,635)—Note 1(b):
Unaffiliated issuers	80,443,964	82,994,413
Affiliated issuers	157,862	157,862
Receivable for investment securities sold		3,388,726
Interest and securities lending income receivable		69,895
Receivable for shares of Common Stock subscribed		1,558
Prepaid expenses		25,422
		86,637,876
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		26,762
Cash overdraft due to Custodian		20,882
Payable for investment securities purchased		2,839,309
Payable for shares of Common Stock redeemed		73,652
Directors’ fees and expenses payable		19,660
Other accrued expenses		52,912
		3,033,177
Net Assets ($)		83,604,699
Composition of Net Assets ($):
Paid-in capital		98,255,231
Total distributable earnings (loss)		(14,650,532)
Net Assets ($)		83,604,699

Net Asset Value Per Share	Class I	Investor Shares	Class Y
Net Assets ($)	14,422,551	9,498,707	59,683,441
Shares Outstanding	1,121,801	740,811	4,637,147
Net Asset Value Per Share ($)	12.86	12.82	12.87

See notes to financial statements.

9

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2020 (Unaudited)

Investment Income ($):
Income:
Interest	592,733
Dividends from affiliated issuers	3,045
Income from securities lending—Note 1(b)	701
Total Income	596,479
Expenses:
Management fee—Note 3(a)	130,425
Professional fees	60,952
Registration fees	28,328
Shareholder servicing costs—Note 3(b)	20,632
Chief Compliance Officer fees—Note 3(b)	6,638
Directors’ fees and expenses—Note 3(c)	5,606
Prospectus and shareholders’ reports	4,590
Custodian fees—Note 3(b)	1,445
Loan commitment fees—Note 2	990
Miscellaneous	22,483
Total Expenses	282,089
Investment Income—Net	314,390
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	877,691
Net change in unrealized appreciation (depreciation) on investments	910,578
Net Realized and Unrealized Gain (Loss) on Investments	1,788,269
Net Increase in Net Assets Resulting from Operations	2,102,659

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2020 (Unaudited)	Year Ended July 31, 2019
Operations ($):
Investment income—net	314,390	1,606,583
Net realized gain (loss) on investments	877,691	(1,651,680)
Net change in unrealized appreciation (depreciation) on investments	910,578	4,395,902
Net Increase (Decrease) in Net Assets Resulting from Operations	2,102,659	4,350,805
Distributions ($):
Distributions to shareholders:
Class I	(45,690)	(384,448)
Investor Shares	(16,880)	(201,315)
Class Y	(206,571)	(1,608,835)
Total Distributions	(269,141)	(2,194,598)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class I	1,390,271	4,836,122
Investor Shares	182,212	678,577
Class Y	861,655	10,791,184
Distributions reinvested:
Class I	43,466	368,984
Investor Shares	16,075	192,896
Class Y	24,208	293,653
Cost of shares redeemed:
Class I	(2,511,733)	(11,920,527)
Investor Shares	(926,624)	(3,554,131)
Class Y	(6,557,920)	(36,135,340)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(7,478,390)	(34,448,582)
Total Increase (Decrease) in Net Assets	(5,644,872)	(32,292,375)
Net Assets ($):
Beginning of Period	89,249,571	121,541,946
End of Period	83,604,699	89,249,571

11

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended January 31, 2020 (Unaudited)	Year Ended July 31, 2019
Capital Share Transactions (Shares):
Class Ia
Shares sold	109,723	395,092
Shares issued for distributions reinvested	3,428	29,788
Shares redeemed	(198,077)	(972,083)
Net Increase (Decrease) in Shares Outstanding	(84,926)	(547,203)
Investor Shares
Shares sold	14,445	55,550
Shares issued for distributions reinvested	1,272	15,565
Shares redeemed	(73,210)	(290,489)
Net Increase (Decrease) in Shares Outstanding	(57,493)	(219,374)
Class Ya
Shares sold	67,871	880,457
Shares issued for distributions reinvested	1,906	23,849
Shares redeemed	(516,944)	(2,944,063)
Net Increase (Decrease) in Shares Outstanding	(447,167)	(2,039,757)

[a]During the period ended July 31, 2019, 45,971 Class Y shares representing $567,375 were exchanged for 46,027 Class I shares.
See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	January 31, 2020	Year Ended July 31,
Class I Shares	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	12.58	12.28	12.61	12.85	12.51	12.89
Investment Operations:
Investment income—net[a]	.05	.17	.33	.21	.10	.01
Net realized and unrealized gain (loss) on investments	.27	.40	(.32)	(.26)	.31	(.30)
Total from Investment Operations	.32	.57	.01	(.05)	.41	(.29)
Distributions:
Dividends from investment income-net	(.04)	(.23)	(.34)	(.19)	(.07)	(.09)
Dividends from net realized gain on investments	-	(.04)	-	-	-	-
Total Distributions	(.04)	(.27)	(.34)	(.19)	(.07)	(.09)
Net asset value, end of period	12.86	12.58	12.28	12.61	12.85	12.51
Total Return (%)	2.53[b]	4.64	.11	(.39)	3.27	(2.24)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.66[c]	.53	.55	.51	.54	.52
Ratio of net expenses to average net assets	.66[c]	.53	.55	.51	.54	.52
Ratio of net investment income to average net assets	.71[c]	1.35	2.66	1.67	.80	.05
Portfolio Turnover Rate	51.69[b]	91.84	47.82	51.76	59.68	53.54
Net Assets, end of period ($ x 1,000)	14,423	15,184	21,533	19,525	17,594	20,099

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	January 31, 2020	Year Ended July 31,
Investor Shares	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	12.55	12.24	12.58	12.81	12.50	12.90
Investment Operations:
Investment income (loss)—net[a]	.03	.17	.30	.18	.07	(.03)
Net realized and unrealized gain (loss) on investments	.26	.37	(.33)	(.26)	.30	(.29)
Total from Investment Operations	.29	.54	(.03)	(.08)	.37	(.32)
Distributions:
Dividends from investment income-net	(.02)	(.19)	(.31)	(.15)	(.06)	(.08)
Dividends from net realized gain on investments	-	(.04)	-	-	-	-
Total Distributions	(.02)	(.23)	(.31)	(.15)	(.06)	(.08)
Net asset value, end of period	12.82	12.55	12.24	12.58	12.81	12.50
Total Return (%)	2.32[b]	4.45	(.23)	(.60)	3.00	(2.52)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.92[c]	.80	.80	.76	.76	.74
Ratio of net expenses to average net assets	.92[c]	.80	.80	.76	.76	.74
Ratio of net investment income (loss) to average net assets	.45[c]	1.34	2.40	1.41	.58	(.25)
Portfolio Turnover Rate	51.69[b]	91.84	47.82	51.76	59.68	53.54
Net Assets, end of period ($ x 1,000)	9,499	10,018	12,460	15,236	19,343	21,488

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

14

	Six Months Ended
	January 31, 2020	Year Ended July 31,
Class Y Shares	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	12.60	12.29	12.63	12.86	12.51	12.89
Investment Operations:
Investment income—net[a]	.05	.20	.34	.22	.11	.01
Net realized and unrealized gain (loss) on investments	.26	.39	(.33)	(.25)	.31	(.29)
Total from Investment Operations	.31	.59	.01	(.03)	.42	(.28)
Distributions:
Dividends from investment income-net	(.04)	(.24)	(.35)	(.20)	(.07)	(.10)
Dividends from net realized gain on investments	-	(.04)	-	-	-	-
Total Distributions	(.04)	(.28)	(.35)	(.20)	(.07)	(.10)
Net asset value, end of period	12.87	12.60	12.29	12.63	12.86	12.51
Total Return (%)	2.48[b]	4.79	.10	(.24)	3.36	(2.19)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.60[c]	.47	.49	.43	.44	.41
Ratio of net expenses to average net assets	.60[c]	.47	.49	.43	.44	.41
Ratio of net investment income to average net assets	.77[c]	1.58	2.72	1.74	.90	.11
Portfolio Turnover Rate	51.69[b]	91.84	47.82	51.76	59.68	53.54
Net Assets, end of period ($ x 1,000)	59,683	64,047	87,549	92,121	95,606	140,443

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Inflation Adjusted Securities Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Grade Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek returns that exceed the rate of inflation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 1.1 billion shares of $.001 par value Common Stock. The fund currently has authorized three classes of shares: Class I (500 million shares authorized), Investor (500 million shares authorized) and Class Y (100 million shares authorized). Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Investor shares are subject to a Shareholder Services Plan fee. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

16

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of January 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets($) Investments in Securities:†
Investment Companies	157,862	-	-	157,862
U.S. Treasury Securities	-	82,994,413	-	82,994,413

† See Statement of Investments for additional detailed categorizations, if any.

18

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended January 31, 2020, The Bank of New York Mellon earned $145 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended January 31, 2020, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended January 31, 2020, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended July 31, 2019 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $17,986,962 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to July 31, 2019. The fund has $8,221,458 of short-term capital losses and $9,765,504 of long-term capital losses which can be carried forward for unlimited period

The tax character of distributions paid to shareholders during the fiscal year ended July 31, 2019 was as follows: ordinary income $2,194,598. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $1.030 billion unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $830 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in amount equal to $200 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for

20

Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended January 31, 2020, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .30% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Shareholder Services Plan, Investor shares pay the Distributor at an annual rate of .25% of the value of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts, such as recordkeeping and sub-accounting services. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended January 31, 2020, the fund was charged $12,374 pursuant to the Shareholder Services Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund has an arrangement with the custodian whereby the fund will receive interest income or be charged an overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statements of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended January 31, 2020, the fund was charged $3,009 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended January 31, 2020, the fund was charged $1,445 pursuant to the custody agreement.

During the period ended January 31, 2020, the fund was charged $6,638 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $21,281, Shareholder Services Plan fees of $2,029, custodian fees of $1,235, Chief Compliance Officer fees of $1,110 and transfer agency fees of $1,107.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities during the period ended January 31, 2020, amounted to $44,449,335 and $52,712,375, respectively.

At January 31, 2020, accumulated net unrealized appreciation on investments was $2,550,449, consisting of gross unrealized appreciation.

At January 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Event:

The post year-end coronavirus outbreak is impacting the global economy and the market environment. The final impact of the coronavirus outbreak on the investments of the Company is hard to predict. Therefore, the valuation of the investments in the financial statements do not include any impacts related to this event. Considering post year-end market conditions however, the carrying values retained for the investments in the financial statements may differ significantly from the current values of the investments.

22

NOTES

23

NOTES

24

NOTES

25

For More Information

BNY Mellon Inflation Adjusted Securities Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class I: DIASX Investor: DIAVX Class Y: DAIYX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonim.com/us

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.bnymellonim.com/us and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2020 BNY Mellon Securities Corporation 0588SA0120

BNY Mellon Short Term Income Fund

SEMIANNUAL REPORT January 31, 2020

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bnymellonim.com/us and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon Short Term Income Fund	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon Short Term Income Fund, covering the six-month period from August 1, 2019 through January 31, 2020. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stock markets performed well in the second half of 2019 despite intermittent concerns about trade tensions with China and flagging global economic growth. Markets rose in July 2019, as the pace of the U.S. economy remained steady, and a deal with China appeared likely. Apprehensions about slowing global growth surfaced again, however, resulting in bouts of volatility, particularly in August 2019. But accommodative central bank policy and healthy consumer spending caused stocks to rebound in September and October 2019. This rally continued toward the end of the reporting period, supported in part by an announcement from U.S. President Trump of a “Phase 1” trade deal with China. As a result, U.S. equity markets repeatedly reached new highs until late January 2020, when they faltered somewhat on concerns about the spread of the coronavirus.

In fixed-income markets, concerns about trade tensions with China and a slowing global economy helped bolster demand early on, causing the yield curve to flatten in July 2019 and invert briefly in August 2019. The curve steepened again later in the reporting period, as central banks responded to the economic weakness with interest rate cuts and other accommodative policies, thus improving the global outlook. The Federal Reserve reduced rates three times during the period, for a cumulative reduction of 75 basis points. Demand for fixed-income instruments remained generally healthy during the period, which helped to support positive bond market returns.

We believe that over the near term, the outlook for the U.S. is positive, but we will monitor relevant data for any signs of a change. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
February 18, 2020

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from August 1, 2019 through January 31, 2020, as provided by David Bowser, CFA, Nathaniel Hyde, CFA, and Scott Zaleski, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended January 31, 2020, BNY Mellon Short Term Income Fund’s Class D shares produced a total return of 2.04%, and Class P shares produced a total return of 2.11%.1 In comparison, the fund’s benchmark, the ICE BofA Merrill Lynch 1-5 Year U.S. Corporate/Government Index (the “Index”), achieved a total return of 2.40% for the same period.2

Nominal bonds produced positive total returns over the reporting period. The fund modestly trailed the Index, due in part to investments in mortgage-backed securities, which lagged the broader market during portions of the period.

The Fund’s Investment Approach

The fund seeks to maximize total return, consisting of capital appreciation and current income. To pursue its goal, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed-income securities of U.S. or foreign issuers rated investment grade or the unrated equivalent, as determined by BNY Mellon Investment Adviser, Inc. This may include: U.S. government bonds and notes, corporate bonds, municipal bonds, convertible securities, preferred stocks, inflation-indexed securities, asset-backed securities, mortgage-related securities (including collateralized mortgage obligations), floating-rate loans (limited to up to 20% of the fund’s net assets) and other floating-rate securities and foreign bonds. Typically, the fund’s portfolio can be expected to have an average effective maturity and an average effective duration of three years or less.

For additional yield, the fund may invest up to 20% of its assets in fixed-income securities rated below investment grade (“high-yield” or “junk” bonds) to as low as Caa/CCC or the unrated equivalent, as determined by BNY Mellon Investment Adviser, Inc. The fund will focus primarily on U.S. securities, but may invest up to 30% of its total assets in fixed-income securities of foreign issuers, including those of issuers in emerging markets.

Central Bank Policy, Trade and Disease Influence Markets

Fixed-income instruments generally posted positive returns over the six months, in an environment of supportive central bank policies, improving trade relations and optimism regarding global economic growth prospects. Near the beginning of the period, the U.S. Federal Reserve (the “Fed”) began to cut the overnight federal funds lending rate. The Fed cut rates twice during the six months, each time by 25 basis points. These cuts occurred in September and October. After the cuts, the Fed signaled it would pause, and expectations for better growth prospects in 2020 emerged, due to progress in U.S./China trade negotiations and stronger, forward-looking economic data. Rates at the long end of the curve began to rise, and the yield curve steepened during the last months of 2019. Risk assets rallied and outperformed like-duration Treasuries during this time.

However, volatility reentered the picture in January 2020. An outbreak of the Coronavirus roiled equity and some bond markets. Investors became concerned about the potential economic impact of the virus. A flight to quality ensued, and the yield curve flattened throughout the first month of the new calendar year. Despite rate fluctuations during the six months, interest rates experienced a net decrease across the curve during the period. U.S. inflation pressures remained

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

subdued in August and September but began to increase through the end of the calendar year and into January.

Mortgage-Backed Security Allocation Detracted

Relative underperformance during the period was driven in part by an allocation to mortgage pass-through securities. During the portions of the six months when risk assets rallied, mortgage-backed securities lagged the broader market. The fund’s allocation to these instruments caused a headwind to performance during the period. In addition, short duration positioning within U.S. debt also provided a minor detraction from relative results.

Conversely, security selection within corporate debt provided a modest positive contribution. In addition, the portfolio maintained an overweight to the Japanese yen for a portion of the six months, which proved beneficial. From a duration standpoint, long duration positioning within debt issued by Australia- and Russia-based entities was accretive to results, and offset the slight negative from U.S. duration positioning to create a net positive duration effect for the period. Lastly, an underweight to U.S. Treasuries in favor of a larger, U.S.-centric structured products allocation bolstered returns.

During the period, derivatives such as forwards and futures were used to hedge currency and duration risk within the portfolio.

Constructively Positioned for Moderate, Supported Growth

We believe the January market volatility has provided an opportunity to purchase worthwhile investments at reduced prices. It is our intention to take advantage of idiosyncratic opportunities to rotate away from our structured product allocation. However, while we think that value has been recently created in select pockets of the market, we do not believe there has been enough wholesale cheapening to warrant significant asset allocation changes within the portfolio. Despite the recent volatility brought on by the Coronavirus, we are reasonably confident that growth will continue in line with the current, moderate outlook and that central banks will use stimulus to offset any economic slowdowns brought on by the virus.

February 18, 2020

1  Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment returns fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s return reflects the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect through November 29, 2020, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, returns would have been lower.

2  Source: Lipper Inc. — The ICE BofA Merrill Lynch 1-5 Year U.S. Corporate/Government Index tracks the performance of U.S. dollar-denominated, investment-grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities, including all securities with a remaining term to final maturity less than five years. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High-yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. The fixed-income securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more mature economies.

The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Short Term Income Fund from August 1, 2019 to January 31, 2020. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended January 31, 2020

	Class D	Class P
Expense paid per $1,000†	$3.30	$3.56
Ending value (after expenses)	$1,020.40	$1,021.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended January 31, 2020

	Class D	Class P
Expense paid per $1,000†	$3.30	$3.56
Ending value (after expenses)	$1,021.87	$1,021.62

†Expenses are equal to the fund’s annualized expense ratio of .65% for Class D and .70% for Class P, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

January 31, 2020 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 103.1%
Aerospace & Defense - .2%
The Boeing Company, Sr. Unscd. Notes	2.80	3/1/2024	215,000		220,877
Asset-Backed Certificates - 7.0%
Ascentium Equipment Receivables, Ser. 2019-1A, Cl. A2	2.84	6/10/2022	482,940	[b]	485,882
Ascentium Equipment Receivables, Ser. 2019-2A, Cl. A3	2.19	11/10/2026	325,000	[b]	327,195
Cascade Funding Mortgage Trust, Ser. 2019-HB1, Cl. A	2.39	12/25/2029	446,832	[b]	446,831
CCG Receivables Trust, Ser. 2019-1, Cl. A2	2.80	9/14/2026	474,792	[b]	479,585
Conn's Receivables Funding, Ser. 2019-A, Cl. A	3.40	10/16/2023	149,768	[b]	150,556
Conn's Receivables Funding, Ser. 2019-B, Cl. A	2.66	6/17/2024	460,967	[b]	462,391
Consumer Loan Underlying Bond CLUB Credit Trust, Ser. 2019-P2, Cl. A	2.47	10/15/2026	307,019	[b]	307,729
Dell Equipment Finance Trust, Ser. 2017-2, Cl. B	2.47	10/24/2022	225,000	[b]	225,523
Kubota Credit Owner Trust, Ser. 2018-1A, Cl. A4	3.21	1/15/2025	650,000	[b]	669,816
Marlette Funding Trust, Ser. 2018-2A, Cl. A	3.06	7/17/2028	86,249	[b]	86,302
Marlette Funding Trust, Ser. 2019-2A, Cl. A	3.13	7/16/2029	324,285	[b]	327,087
MMAF Equipment Finance, Ser. 2014-AA, Cl. A5	2.33	12/8/2025	660,000	[b]	663,739
MMAF Equipment Finance, Ser. 2017-B, Cl. A3	2.21	10/17/2022	82,274	[b]	82,472
MMAF Equipment Finance, Ser. 2018-A, Cl. A4	3.39	1/10/2025	165,000	[b]	170,544
MVW Owner Trust, Ser. 2013-1A, Cl. A	2.15	4/22/2030	483,273	[b]	483,194
OneMain Financial Issuance Trust, Ser. 2019-1A, Cl. A	3.48	2/14/2031	140,000	[b]	142,177
Park Place Securities, Ser. 2005-WCW3, Cl. M1, 1 Month LIBOR +.48%	2.14	8/25/2035	366,438	[c]	367,622
SCF Equipment Leasing, Ser. 2018-1A, Cl. A2	3.63	10/20/2024	456,774	[b]	462,967
SCF Equipment Leasing, Ser. 2019-1A, Cl. A2	3.23	10/20/2024	400,000	[b]	403,588

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 103.1% (continued)
Asset-Backed Certificates - 7.0% (continued)
SCF Equipment Leasing , Ser. 2018-1A, Cl. B	3.97	12/20/2025	385,000	[b]	389,260
SoFi Consumer Loan Program, Ser. 2016-2, Cl. A	3.09	10/27/2025	43,639	[b]	43,809
Trafigura Securitisation Finance, Ser. 2017-1A, Cl. A2	2.47	12/15/2020	500,000	[b]	500,664
Verizon Owner Trust, Ser. 2019-A, Cl. C	3.22	9/20/2023	800,000		820,741
Volvo Financial Equipment, Ser. 2019-1A, A4	3.13	11/15/2023	400,000	[b]	411,972
				8,911,646
Asset-Backed Ctfs./Auto Receivables - 18.6%
Americredit Automobile Receivables Trust, Ser. 2019-1, Cl. C	3.36	2/18/2025	650,000		674,194
Bank of The West Auto Trust, Ser. 2017-1, Cl. B	2.62	11/15/2023	600,000	[b]	606,655
Bank of The West Auto Trust, Ser. 2019-1, Cl. A3	2.43	4/15/2024	685,000	[b]	694,719
CarMax Auto Owner Trust, Ser. 2016-1, Cl. D	3.11	8/15/2022	350,000		350,379
CarMax Auto Owner Trust, Ser. 2019-3, Cl. C	2.60	6/16/2025	275,000		281,066
CarMax Auto Owner Trust, Ser. 2019-4, Cl. B	2.32	7/15/2025	475,000		481,363
Chesapeake Funding II, Ser. 2017-2A, Cl. A1	1.99	5/15/2029	204,151	[b]	204,294
Chesapeake Funding II, Ser. 2017-2A, Cl. A2, 1 Month LIBOR +.45%	2.13	5/15/2029	157,039	[b,c]	157,174
Chesapeake Funding II, Ser. 2019-1A, Cl. A2, 1 Month LIBOR +.40%	2.08	4/15/2031	325,099	[b,c]	324,429
Drive Auto Receivables Trust, Ser. 2016-BA, Cl. D	4.53	8/15/2023	129,864	[b]	131,247
Drive Auto Receivables Trust, Ser. 2019-2, Cl. B	3.17	11/15/2023	250,000		253,220
Drive Auto Receivables Trust, Ser. 2019-4, Cl. C	2.51	11/17/2025	675,000		682,272
DT Auto Owner Trust, Ser. 2016-4A, Cl. D	3.77	10/17/2022	372,983	[b]	374,917
DT Auto Owner Trust, Ser. 2018-3A, Cl. C	3.79	7/15/2024	805,000	[b]	820,827
DT Auto Owner Trust, Ser. 2019-1A, Cl. B	3.41	4/17/2023	400,000	[b]	404,829
DT Auto Owner Trust, Ser. 2019-3A, Cl. B	2.60	5/15/2023	500,000	[b]	504,108
DT Auto Owner Trust, Ser. 2019-4A, Cl. B	2.36	1/16/2024	200,000	[b]	201,346

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 103.1% (continued)
Asset-Backed Ctfs./Auto Receivables - 18.6% (continued)
DT Auto Owner Trust, Ser. 2020-1A, Cl. B		2.16	5/15/2024	475,000	[b]	476,208
Enterprise Fleet Financing, Ser. 2017-3, Cl. A2		2.13	5/22/2023	119,509	[b]	119,661
Enterprise Fleet Financing, Ser. 2019-3, Cl. A3		2.19	5/20/2025	300,000	[b]	303,099
Exeter Automobile Receivables Trust, Ser. 2019-2A, Cl. B		3.06	5/15/2023	500,000	[b]	505,276
Exeter Automobile Receivables Trust, Ser. 2019-3A, Cl. B		2.58	8/15/2023	500,000	[b]	504,245
Ford Auto Securitization Trust, Ser. 2019-BA, Cl. A2	CAD	2.32	10/15/2023	475,000	[b]	360,403
Ford Credit Auto Lease Trust, Ser. 2020-A, Cl. B		2.05	6/15/2023	325,000		325,387
Ford Credit Auto Owner Trust, Ser. 2017-2, Cl. A		2.36	3/15/2029	165,000	[b]	167,989
Ford Credit Auto Owner Trust, Ser. 2018-2, Cl. A		3.47	1/15/2030	129,000	[b]	137,095
Ford Credit Floorplan Master Owner Trust, Ser. 2019-1, Cl. B		3.04	3/15/2024	500,000		518,100
GM Financial Automobile Leasing Trust, Ser. 2018-2, Cl. C		3.50	4/20/2022	165,000		166,782
GM Financial Automobile Leasing Trust, Ser. 2018-3, Cl. C		3.70	7/20/2022	225,000		228,582
GM Financial Automobile Leasing Trust, Ser. 2019-2, Cl. C		3.12	3/20/2023	500,000		509,935
Honda Auto Receivables Owner Trust, Ser. 2019-1, Cl. A4		2.90	6/18/2024	700,000		722,347
Hyundai Auto Lease Securitization Trust, Ser. 2019-A, Cl. A4		3.05	12/15/2022	400,000	[b]	407,702
MBarc Credit Canada, Ser. 2019-AA, Cl. A3	CAD	2.72	10/16/2023	350,000	[b]	266,967
Navistar Financial Dealer Note Master Owner Trust II, Ser. 2019-1, Cl. A, 1 Month LIBOR +.64%		2.30	5/25/2024	675,000	[b,c]	677,367
Nissan Auto Lease Trust, Ser. 2019-A, Cl. A3		2.76	3/15/2022	400,000		404,799
OSCAR US Funding Trust IX, Ser. 2018-2A, Cl. A4		3.63	9/10/2025	240,000	[b]	248,737
OSCAR US Funding Trust VI, Ser. 2017-1A, Cl. A4		3.30	5/10/2024	820,000	[b]	830,843
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A3		2.45	12/10/2021	106,892	[b]	107,069
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A4		2.76	12/10/2024	190,000	[b]	192,478
OSCAR US Funding Trust VIII, Ser. 2018-1A, Cl. A4		3.50	5/12/2025	760,000	[b]	784,478

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 103.1% (continued)
Asset-Backed Ctfs./Auto Receivables - 18.6% (continued)
OSCAR US Funding XI, Ser. 2019-2A, Cl. A2		2.49	8/10/2022	672,532	[b]	674,270
Santander Drive Auto Receivables Trust, Ser. 2017-1, Cl. C		2.58	5/16/2022	335,878		336,148
Santander Drive Auto Receivables Trust, Ser. 2019-1, Cl. B		3.21	9/15/2023	400,000		403,930
Santander Retail Auto Lease Trust, Ser. 2017-A, Cl. C		2.96	11/21/2022	650,000	[b]	653,177
Santander Retail Auto Lease Trust, Ser. 2019-A, Cl. C		3.30	5/22/2023	500,000	[b]	511,556
Santander Retail Auto Lease Trust, Ser. 2019-B, Cl. B		2.58	8/21/2023	550,000	[b]	558,051
Securitized Term Auto Receivables Trust, Ser. 2018-2A, Cl. A4		3.54	6/26/2023	680,000	[b]	701,467
Securitized Term Auto Receivables Trust, Ser. 2019-1A, Cl. A4		3.14	11/27/2023	1,000,000	[b]	1,027,489
Silver Arrow Canada, Ser. 2019-1A, Cl. A3	CAD	2.40	8/15/2026	365,000		278,141
Tesla Auto Lease Trust, Ser. 2019-A, Cl. B		2.41	12/20/2022	550,000	[b]	555,460
Westlake Automobile Receivables Trust, Ser. 2018-1A, Cl. B		2.67	5/17/2021	42,603	[b]	42,615
Westlake Automobile Receivables Trust, Ser. 2018-1A, Cl. C		2.92	5/15/2023	300,000	[b]	300,638
Westlake Automobile Receivables Trust, Ser. 2018-2A, Cl. B		3.20	1/16/2024	465,000	[b]	466,672
Westlake Automobile Receivables Trust, Ser. 2019-1A, Cl. B		3.26	10/17/2022	400,000	[b]	405,600
World Omni Automobile Lease Securitization Trust, Ser. 2019-A, Cl. A4		3.01	7/15/2024	650,000		663,345
					23,691,147
Asset-Backed Ctfs./Credit Cards - 2.6%
CARDS II Trust, Ser. 2019-1A, Cl. A, 1 Month LIBOR +.39%		2.07	5/15/2024	500,000	[b,c]	501,598
Citibank Credit Card Issuance Trust, Ser. 2017-A5, Cl. A5, 1 Month LIBOR +.62%		2.27	4/22/2026	500,000	[c]	504,259
Delamare Cards MTN Issuer, Ser. 2018-1A, Cl. A1, 1 Month LIBOR +.70%		2.36	11/19/2025	670,000	[b,c]	671,386
Evergreen Credit Card Trust, Ser. 2019-1, Cl. A, 1 Month LIBOR +.48%		2.16	1/15/2023	600,000	[b,c]	601,653
Golden Credit Card Trust, Ser. 2017-4A, Cl. A, 1 Month LIBOR +.52%		2.20	7/15/2024	500,000	[b,c]	502,048

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 103.1% (continued)
Asset-Backed Ctfs./Credit Cards - 2.6% (continued)
Penarth Master Issuer, Ser. 2019-1A, Cl. A1, 1 Month LIBOR +.54%	2.20	7/18/2023	350,000	[b,c]	350,067
Trillium Credit Card Trust II, Ser. 2018-2A, Cl. A, 1 Month LIBOR +.35%	2.01	9/26/2023	175,000	[b,c]	175,212
				3,306,223
Asset-Backed Ctfs./Student Loans - 1.1%
Navient Private Education Loan Trust, Ser. 2014-AA, Cl. A2A	2.74	2/15/2029	491,250	[b]	496,108
Navient Private Education Refi Loan Trust, Ser. 2019-A, Cl. A1	3.03	1/15/2043	122,870	[b]	123,681
Navient Student Loan Trust, Ser. 2019-BA, Cl. A1, 1 Month LIBOR +.40%	2.08	12/15/2059	149,393	[b,c]	149,261
SMB Private Education Loan Trust, Ser. 2019-A, Cl. A1, 1 Month LIBOR +.35%	2.03	2/16/2026	290,618	[b,c]	290,674
SMB Private Education Loan Trust, Ser. 2019-B, Cl. A1, 1 Month LIBOR +.35%	2.03	7/15/2026	312,982	[b,c]	313,397
				1,373,121
Automobiles & Components - .3%
Volkswagen Group of America Finance, Gtd. Notes, 3 Month LIBOR +.86%	2.79	9/24/2021	400,000	[b,c]	403,505
Banks - 10.4%
ABN AMRO Bank, Sub. Notes	6.25	4/27/2022	700,000		758,693
Banco Santander, Sr. Unscd. Notes	3.13	2/23/2023	400,000		413,094
Bank of America, Sr. Unscd. Notes	2.50	10/21/2022	165,000		167,070
Bank of America, Sr. Unscd. Notes	2.74	1/23/2022	390,000		393,312
Bank of America, Sr. Unscd. Notes	3.00	12/20/2023	469,000		483,628
Bank of America, Sr. Unscd. Notes	3.50	5/17/2022	1,100,000		1,124,345
Barclays, Sr. Unscd. Notes	4.61	2/15/2023	325,000		340,647
Citigroup, Sr. Unscd. Notes	3.88	10/25/2023	1,400,000	[d]	1,503,282
Citizens Bank, Sr. Unscd. Notes	3.25	2/14/2022	750,000		771,886
Citizens Financial Group, Sr. Unscd. Notes	2.38	7/28/2021	975,000		982,910
HSBC Holdings, Sr. Unscd. Notes	2.65	1/5/2022	330,000		335,218
ING Groep, Sr. Unscd. Notes	3.55	4/9/2024	280,000		296,922
JPMorgan Chase & Co., Sub. Notes	3.38	5/1/2023	1,400,000		1,465,588
Keybank, Sr. Unscd. Bonds	2.50	11/22/2021	265,000		269,339
Lloyds Banking Group, Sr. Unscd. Notes	3.10	7/6/2021	350,000		356,425
Morgan Stanley, 3 Month SOFR +.70%	2.28	1/20/2023	650,000	[c]	652,285

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 103.1% (continued)
Banks - 10.4% (continued)
Royal Bank of Canada, Sr. Unscd. Notes	2.55	7/16/2024	360,000		371,236
Royal Bank of Scotland Group, Sr. Unscd. Notes	3.88	9/12/2023	325,000		344,135
The Goldman Sachs Group, Sr. Unscd. Notes	3.20	2/23/2023	1,375,000		1,426,878
The Korea Development Bank, Sr. Unscd. Notes	3.00	3/19/2022	200,000		205,299
The PNC Financial Services Group, Sr. Unscd. Notes	3.30	3/8/2022	235,000		242,617
Truist Financial, Sr. Unscd. Notes	3.05	6/20/2022	415,000		427,195
				13,332,004
Beverage Products - .3%
Keurig Dr Pepper, Gtd. Notes	4.06	5/25/2023	355,000		379,020
Chemicals - .3%
Equate Petrochemical, Gtd. Notes	3.00	3/3/2022	350,000		353,292
Collateralized Loan Obligations Debt - 1.0%
Allegro CLO III, Ser. 2015-1A, Cl. AR, 3 Month LIBOR +.84%	2.63	7/25/2027	275,614	[b,c]	275,756
Dryden Senior Loan Fund CLO, Ser. 2015-41A, Cl. AR , 3 Month LIBOR +.97%	2.80	4/15/2031	275,000	[b,c]	273,355
Madison Park Funding XXVII CLO, Ser. 2018-27A, Cl. A1A, 3 Month LIBOR +1.03%	2.85	4/20/2030	300,000	[b,c]	300,028
Madison Park Funding XXX CLO, Ser. 2018-30A, Cl. A, 3 Month LIBOR +.75%	2.58	4/15/2029	375,000	[b,c]	374,071
				1,223,210
Commercial & Professional Services - .6%
DP World, Sr. Unscd. Notes	3.25	5/18/2020	375,000		376,041
PayPal Holdings, Sr. Unscd. Notes	2.20	9/26/2022	400,000		404,603
				780,644
Commercial Mortgage Pass-Through Ctfs. - 15.7%
American Homes 4 Rent Trust, Ser. 2014-SFR3, Cl. A	3.68	12/17/2036	295,542	[b]	313,455
BBCMS Mortgage Trust, Ser. 2019-BWAY, Cl. A, 1 Month LIBOR +.96%	2.63	11/25/2034	275,000	[b,c]	274,647
BBCMS Trust, Ser. 2013-TYSX, CI. A2	3.76	9/5/2032	350,000		352,068
Benchmark Mortgage Trust, Ser. 2020-B16, Cl. A2	2.88	12/15/2057	325,000		337,856
BX Commercial Mortgage Trust, Ser. 2019-IMC, Cl. A, 1 Month LIBOR +1.00%	2.68	4/15/2034	500,000	[b,c]	500,658

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 103.1% (continued)
Commercial Mortgage Pass-Through Ctfs. - 15.7% (continued)
BX Commercial Mortgage Trust, Ser. 2020-BXLP, Cl. B, 1 Month LIBOR +1.00%	2.75	12/15/2029	500,000	[b,c]	501,095
CAMB Commercial Mortgage Trust, Ser. 2019-LIFE, Cl. B, 1 Month LIBOR +1.25%	2.93	12/15/2037	100,000	[b,c]	100,420
CD Mortgage Trust, Ser. 2018-CD7, Cl. A1	3.28	8/15/2051	605,229		621,201
CGDB Commercial Mortgage Trust, Ser. 2019-MOB, Cl. B, 1 Month LIBOR +1.25%	2.93	11/15/2036	675,000	[b,c]	675,041
CHC Commercial Mortgage Trust, Ser. 2019-CHC, Cl. C, 1 Month LIBOR +1.75%	3.43	6/15/2034	700,000	[b,c]	699,988
Citigroup Commercial Mortgage Trust, Ser. 2015-GC27, Cl. A4	2.88	2/10/2048	685,000		715,243
Colony American Finance, Ser. 2016-1, Cl. A	2.54	6/15/2048	68,469	[b]	68,439
Commercial Mortgage Trust, Ser. 2013-CR10, Cl. AM	4.52	8/10/2046	620,000	[b]	669,111
Commercial Mortgage Trust, Ser. 2013-LC13, Cl. A5	4.21	8/10/2046	375,000		402,744
Commercial Mortgage Trust, Ser. 2016-COR1, Cl. A2	2.50	10/10/2049	1,000,000		1,007,265
CSAIL Commercial Mortgage Trust, Ser. 2015-C1, Cl. A3	3.24	4/15/2050	500,000		529,189
CSAIL Commercial Mortgage Trust, Ser. 2017-C8, Cl. A2	2.99	6/15/2050	700,000		715,668
GS Mortgage Securities Trust, Ser. 2014-GC22, Cl. AAB	3.47	6/10/2047	437,603		450,705
GS Mortgage Securities Trust, Ser. 2016-GS2, Cl. A2	2.64	5/10/2049	500,000		502,322
GS Mortgage Securities Trust, Ser. 2019-70P, Cl. B, 1 Month LIBOR +1.32%	3.00	10/15/2036	560,000	[b,c]	560,785
HPLY Trust, Ser. 2019-HIT, Cl. A, 1 Month LIBOR +1.00%	2.68	11/15/2036	461,073	[b,c]	461,360
Intown Hotel Portfolio Trust, Ser. 2018-STAY, Cl. B, 1 Month LIBOR +1.05%	2.73	1/15/2033	100,000	[b,c]	99,916
Invitation Homes Trust, Ser. 2017-SFR2, Cl. B, 1 Month LIBOR +1.15%	2.82	12/17/2036	300,000	[b,c]	300,177
Lanark Master Issuer, Ser. 2019-1A, Cl. 1A1, 3 Month LIBOR +.77%	2.67	12/22/2069	303,333	[b,c]	304,081
Lanark Master Issuer, Ser. 2020-1A, Cl. 1A	2.28	12/22/2069	225,000	[b]	225,261

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 103.1% (continued)
Commercial Mortgage Pass-Through Ctfs. - 15.7% (continued)
Madison Avenue Trust, Ser. 2013-650M, Cl. A	3.84	10/12/2032	650,000	[b]	653,938
Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2014-C17, Cl. A4	3.44	8/15/2047	685,000		725,277
Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2015-C23, Cl. A2	2.98	7/15/2050	107,515		107,582
NYT Mortgage Trust, Ser. 2019-NYT, Cl. A, 1 Month LIBOR +1.20%	2.88	11/15/2035	610,000	[b,c]	613,135
Permanent Master Issuer, Ser. 2019-1A, Cl. 1A1, 3 Month LIBOR +.55%	2.38	7/15/2058	600,000	[b,c]	601,095
Seasoned Loans Structured Transaction, Ser. 2018-2, Cl. A1	3.50	11/25/2028	111,506		117,249
Starwood Waypoint Homes Trust, Ser. 2017-1, Cl. A, 1 Month LIBOR +.95%	2.63	1/17/2035	722,167	[b,c]	722,850
Tricon American Homes Trust, Ser. 2016-SFR1, Cl. A	2.59	11/17/2033	535,559	[b]	537,312
Tricon American Homes Trust, Ser. 2017-SFR2, Cl. A	2.93	1/17/2036	483,628	[b]	493,032
Tricon American Homes Trust, Ser. 2019-SFR1, Cl. A	2.75	3/17/2038	325,000	[b]	331,955
UBS Commercial Mortgage Trust, Ser. 2012-C1, Cl. A3	3.40	5/10/2045	464,647		476,571
VNDO Mortgage Trust, Ser. 2013-PENN, Cl. A	3.81	12/13/2029	700,000	[b]	706,910
Wells Fargo Commercial Mortgage Trust, Ser. 2014-LC18, Cl. A4	3.15	12/15/2047	685,000		723,176
Wells Fargo Commercial Mortgage Trust, Ser. 2015-C27, Cl. A4	3.19	2/15/2048	605,099		635,902
Wells Fargo Commercial Mortgage Trust, Ser. 2019-C51, Cl. A1	2.28	6/15/2052	324,909		328,187
WF-RBS Commercial Mortgage Trust, Ser. 2013-C14, Cl. ASB	2.98	6/15/2046	871,722		883,115
				20,045,981
Diversified Financials - 1.8%
AerCap Ireland Capital, Gtd. Notes	4.88	1/16/2024	500,000		548,254
Ally Financial, Sr. Unscd. Notes	3.88	5/21/2024	325,000		343,416
American Express, Sr. Unscd. Notes	2.50	7/30/2024	350,000		358,857
American Express, Sr. Unscd. Notes	2.75	5/20/2022	350,000		357,734
Capital One Financial, Sr. Unscd. Notes	3.05	3/9/2022	345,000		353,401
Mamoura Diversified Global Holding, Gtd. Notes	2.50	11/7/2024	320,000		323,150
				2,284,812

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 103.1% (continued)
Energy - 5.0%
Aker BP, Sr. Unscd. Notes		3.00	1/15/2025	340,000	[b]	343,024
Cheniere Corpus Christi Holdings, Sr. Scd. Notes		5.88	3/31/2025	310,000		352,744
Diamondback Energy, Gtd. Notes		2.88	12/1/2024	680,000		691,922
Ecopetrol, Sr. Unscd. Notes		5.88	9/18/2023	300,000		335,525
Energy Transfer Operating, Gtd. Notes		4.15	10/1/2020	300,000		303,269
Energy Transfer Operating, Gtd. Notes		4.50	4/15/2024	175,000		188,092
Energy Transfer Operating, Gtd. Notes		5.20	2/1/2022	385,000		404,071
EQT, Sr. Unscd. Notes		3.00	10/1/2022	110,000	[d]	105,979
Gazprom PJSC Via Gaz Capital, Sr. Unscd. Notes	EUR	3.39	3/20/2020	300,000		334,265
Kinder Morgan Energy Partners, Gtd. Notes		4.15	2/1/2024	600,000		643,145
MPLX, Sr. Unscd. Notes		3.50	12/1/2022	155,000	[b]	160,524
Petroleos Mexicanos, Gtd. Notes	EUR	5.13	3/15/2023	365,000		455,367
Ras Laffan Liquefied Natural Gas II, Sr. Scd. Bonds		5.30	9/30/2020	448,400		454,663
Saudi Arabian Oil, Sr. Unscd. Notes		2.75	4/16/2022	300,000	[b]	304,358
Sinopec Group Overseas Development, Gtd. Notes		2.50	8/8/2024	300,000	[b]	303,667
Western Midstream Operating, Sr. Unscd. Notes		3.10	2/1/2025	950,000		956,154
					6,336,769
Food Products - .3%
Conagra Brands, Sr. Unscd. Notes		3.80	10/22/2021	325,000		336,372
Foreign Governmental - 10.8%
Abu Dhabi, Sr. Unscd. Bonds		2.13	9/30/2024	650,000		654,180
Colombia, Sr. Unscd. Bonds		4.00	2/26/2024	350,000		371,795
Deutsche Bundesrepublik Inflation Linked Bond, Bonds	EUR	0.10	4/15/2026	2,213,694	[e]	2,705,127
Ecuador, Sr. Unscd. Bonds		10.75	3/28/2022	850,000		843,890
Egypt, Sr. Unscd. Notes		4.55	11/20/2023	700,000	[b]	720,727
Ghana, Sr. Unscd. Notes		7.88	8/7/2023	400,000		448,100
Hungary, Sr. Unscd. Notes		5.38	3/25/2024	68,000		77,499
Indonesia, Sr. Unscd. Notes		4.88	5/5/2021	330,000		342,647
Indonesia, Sr. Unscd. Notes		5.88	1/15/2024	300,000		341,179
Italy Buoni Poliennali Del Tesoro, Bonds	EUR	4.50	3/1/2024	1,300,000		1,693,390
Ivory Coast, Sr. Unscd. Bonds	EUR	5.13	6/15/2025	275,000	[b]	340,383
Kenya, Sr. Unscd. Notes		6.88	6/24/2024	275,000		298,680
Lithuania, Sr. Unscd. Notes		6.13	3/9/2021	325,000		340,202
Nigeria, Sr. Unscd. Bonds		6.75	1/28/2021	665,000		689,713

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 103.1% (continued)
Foreign Governmental - 10.8% (continued)
Philippine, Sr. Unscd. Notes	EUR	0.00	2/3/2023	525,000		580,737
Russia, Bonds, Ser. 6212	RUB	7.05	1/19/2028	134,545,000		2,236,956
Sri Lanka, Sr. Unscd. Notes		6.25	10/4/2020	275,000		278,713
Turkey, Sr. Unscd. Notes		7.00	6/5/2020	325,000		329,875
Ukraine, Sr. Unscd. Notes		7.75	9/1/2024	450,000		502,290
					13,796,083
Health Care - 3.4%
Amgen, Sr. Unscd. Notes		2.65	5/11/2022	985,000		1,003,424
Bristol-Myers Squibb, Sr. Unscd. Notes		2.60	5/16/2022	265,000	[b]	270,547
Cigna, Gtd. Notes		3.05	11/30/2022	225,000	[b]	231,567
CVS Health, Sr. Unscd. Notes		3.70	3/9/2023	1,070,000		1,122,875
Mylan, Gtd. Notes		3.15	6/15/2021	490,000		497,855
Shire Acquisitions Investments Ireland, Gtd. Notes		2.40	9/23/2021	1,150,000		1,160,600
					4,286,868
Industrial - .5%
General Electric, Sr. Unscd. Bonds	EUR	0.38	5/17/2022	130,000		145,005
General Electric, Sr. Unscd. Notes		4.65	10/17/2021	450,000		470,250
					615,255
Insurance - 1.0%
Jackson National Life Global Funding, Scd. Notes		3.30	2/1/2022	205,000	[b]	211,370
New York Life Global Funding, Scd. Notes		2.88	4/10/2024	370,000	[b]	386,583
Pricoa Global Funding I, Scd. Notes		3.45	9/1/2023	700,000	[b]	741,437
					1,339,390
Media - 1.2%
Charter Communications Operating, Sr. Scd. Notes		4.46	7/23/2022	380,000		401,750
The Walt Disney Company, Gtd. Notes		3.00	9/15/2022	1,115,000		1,153,138
					1,554,888
Metals & Mining - .5%
Indonesia Asahan Aluminium, Sr. Unscd. Notes		5.71	11/15/2023	325,000	[d]	359,436
Vale, Sr. Unscd. Notes	EUR	3.75	1/10/2023	275,000		332,559
					691,995
Real Estate - 1.3%
Alexandria Real Estate Equities, Gtd. Notes		4.00	1/15/2024	320,000	[d]	345,098
American Tower, Sr. Unscd. Notes		2.40	3/15/2025	190,000		193,369
SBA Tower Trust, Asset Backed Notes		2.84	1/15/2025	650,000	[b]	673,836

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 103.1% (continued)
Real Estate - 1.3% (continued)
Ventas Realty, Gtd. Notes		3.10	1/15/2023	440,000		455,003
VICI Properties, Gtd. Notes		3.50	2/15/2025	24,000	[b]	24,465
					1,691,771
Retailing - .3%
CK Hutchison Europe Finance 18, Gtd. Bonds	EUR	1.25	4/13/2025	300,000		347,432
Semiconductors & Semiconductor Equipment - .4%
Broadcom, Gtd. Notes		3.13	10/15/2022	450,000	[b]	461,677
Supranational Bank - 1.9%
Arab Petroleum Investments, Sr. Unscd. Notes		4.13	9/18/2023	205,000	[b]	219,362
Banque Ouest Africaine de Developpement, Sr. Unscd. Notes		5.50	5/6/2021	725,000		753,456
Corp. Andina de Fomento, Sr. Unscd. Notes		3.25	2/11/2022	675,000		691,490
The African Export-Import Bank, Sr. Unscd. Notes		4.00	5/24/2021	325,000		331,858
The African Export-Import Bank, Sr. Unscd. Notes		5.25	10/11/2023	350,000		380,730
					2,376,896
Technology Hardware & Equipment - .6%
Dell International, Sr. Scd. Notes		5.45	6/15/2023	400,000	[b]	438,442
Hewlett Packard Enterprise, Sr. Unscd. Notes		3.50	10/5/2021	25,000		25,678
Hewlett Packard Enterprise, Sr. Unscd. Notes		4.40	10/15/2022	285,000		302,218
					766,338
Telecommunication Services - 2.2%
AT&T, Sr. Unscd. Notes		3.20	3/1/2022	250,000		256,795
AT&T, Sr. Unscd. Notes		3.88	8/15/2021	525,000		541,817
AT&T, Sr. Unscd. Notes		4.05	12/15/2023	880,000		952,624
Sprint Spectrum, Sr. Scd. Notes		4.74	3/20/2025	325,000	[b]	341,983
VEON Holdings, Sr. Unscd. Notes		3.95	6/16/2021	685,000		695,720
					2,788,939
U.S. Government Agencies Mortgage-Backed - 8.0%
Federal Home Loan Mortgage Corp., REMIC, Ser. 3541, Cl. KB		4.00	6/15/2024	333,342	[f]	348,575
Federal Home Loan Mortgage Corp., REMIC, Ser. 4091 Cl. KC		3.00	8/15/2040	204,472	[f]	208,557
Federal Home Loan Mortgage Corp., REMIC, Ser. 4145, Cl. UE		2.00	12/15/2027	324,525	[f]	326,597
Federal Home Loan Mortgage Corp., REMIC, Ser. 4262, Cl. AB		2.50	1/15/2031	520,476	[f]	526,700
Federal Home Loan Mortgage Corp., REMIC, Ser. 4423, Cl. NV		3.00	5/15/2026	415,378	[f]	428,974

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 103.1% (continued)
U.S. Government Agencies Mortgage-Backed - 8.0% (continued)
Federal National Mortgage Association, REMIC, Ser. 2003-49, Cl. JE	3.00	4/25/2033	1,952	[f]	1,950
Federal National Mortgage Association, REMIC, Ser. 2013-16, Cl. GP	3.00	3/25/2033	204,378	[f]	210,139
Federal National Mortgage Association, REMIC, Ser. 2013-80, CI. AV	4.00	6/25/2026	491,738	[f]	516,160
Federal National Mortgage Association, REMIC, Ser. 2015-44, CI. J	3.50	12/25/2040	568,624	[f]	583,340
Government National Mortgage Association, Ser. 2011-H23, Cl. HA	3.00	12/20/2061	21,915		22,395
Government National Mortgage Association, Ser. 2014-H12, Cl. GA	2.50	6/20/2064	362,587		363,036
Government National Mortgage Association, Ser. 2016-H23, Cl. FD, 1 Month LIBOR +.37%	2.06	10/20/2066	39,567	[c]	39,545
Federal Home Loan Mortgage Corp.:
2.50%, 9/1/2027-7/1/2029			1,307,433	[f]	1,334,442
Federal National Mortgage Association:
2.00%, 3/1/2023			431,890	[f]	433,553
2.50%			1,355,000	[f,g]	1,379,189
3.00%			2,700,000	[f,g]	2,761,172
4.00%, 9/1/2047			220,423	[f]	232,705
4.50%, 9/1/2049			479,988	[f]	522,725
Government National Mortgage Association II:
7.00%, 12/20/2030-4/20/2031			3,665		4,334
7.50%, 11/20/2029-12/20/2030			3,654		4,264
				10,248,352
U.S. Treasury Securities - 3.0%
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	7/15/2023	3,658,311	[e]	3,737,906
U.S. Treasury Notes	2.88	10/31/2020	135,000		136,292
				3,874,198
Utilities - 2.8%
Berkshire Hathaway Energy, Sr. Unscd. Notes	2.80	1/15/2023	289,000		297,704
Dominion Energy, Sr. Unscd. Notes, Ser. C	2.00	8/15/2021	1,280,000		1,282,465
Edison International, Sr. Unscd. Notes	2.40	9/15/2022	350,000	[d]	351,254

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 103.1% (continued)
Utilities - 2.8% (continued)
Edison International, Sr. Unscd. Notes	3.13	11/15/2022	350,000		357,944
Eversource Energy, Sr. Unscd. Notes, Ser. K	2.75	3/15/2022	465,000		474,083
Exelon, Jr. Sub. Notes	3.50	6/1/2022	850,000		876,604
				3,640,054
Total Bonds and Notes (cost $129,017,102)			131,458,759
Description	Annualized Yield (%)
Short-Term Investments - .2%
U.S. Government Securities
U.S. Treasury Bills (cost $199,373)	1.53	4/16/2020	200,000	[h,i]	199,380
Description	1-Day Yield (%)		Shares
Investment Companies - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $394,543)	1.56		394,543	[j]	394,543

Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned - .5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $672,370)	1.56	672,370	[j] 672,370
Total Investments (cost $130,283,388)		104.1%	132,725,052
Liabilities, Less Cash and Receivables		(4.1%)	(5,195,235)
Net Assets		100.0%	127,529,817

LIBOR—London Interbank Offered Rate

REMIC—Real Estate Mortgage Investment Conduit

SOFR—Secured Overnight Financing Rate

CAD—Canadian Dollar

EUR—Euro

RUB—Russian Ruble

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, these securities were valued at $46,524,853 or 36.48% of net assets.

c Variable rate security—rate shown is the interest rate in effect at period end.

d Security, or portion thereof, on loan. At January 31, 2020, the value of the fund’s securities on loan was $657,308 and the value of the collateral was $672,370.

e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

f The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

g Purchased on a forward commitment basis.

h Held by a counterparty for open exchange traded derivative contracts.

i Security is a discount security. Income is recognized through the accretion of discount.

j Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Asset Backed Securities	29.5
Mortgage Securities	23.5
Government	15.9
Financial	14.6
Energy	5.0
Consumer, Non-cyclical	4.5
Communications	3.4
Utilities	2.8
Technology	1.0
Collateralized Loan Obligations	1.0
Investment Companies	.8
Basic Materials	.8
Industrial	.7
Consumer, Cyclical	.6
104.1

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 7/31/19($)	Purchases($)	Sales ($)	Value 1/31/20($)	Net Assets(%)	Dividends/ Distributions($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund	968,868	24,691,282	25,265,607	394,543.3		13,581
Investment of Cash Collateral for Securities Loaned;
Dreyfus Institutional Preferred Government Plus Money Market Fund	2,161,337	9,012,717	10,501,684	672,370.5		-
Total	3,130,205	33,703,999	35,767,291	1,066,913.8		13,581

See notes to financial statements.

STATEMENT OF FUTURES

January 31, 2020 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
Australian 3 Year Bond	62	3/16/2020	4,806,958[a]	4,813,600	6,642
U.S. Treasury 2 Year Notes	47	3/31/2020	10,135,335	10,168,891	33,556
U.S. Treasury 5 Year Notes	97	3/31/2020	11,541,242	11,671,070	129,828
Futures Short
Euro-Bobl	22	3/6/2020	3,268,381[a]	3,292,903	(24,522)
Euro-Bond	4	3/6/2020	762,479[a]	776,512	(14,033)
Euro-Schatz	9	3/6/2020	1,117,612[a]	1,118,771	(1,159)
Gross Unrealized Appreciation				170,026
Gross Unrealized Depreciation				(39,714)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS January 31, 2020 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Citigroup
United States Dollar	6,651,747	Euro	6,035,000	2/28/2020	(52,847)
United States Dollar	834,253	Canadian Dollar	1,100,000	2/28/2020	3,097
United States Dollar	2,319,268	Russian Ruble	143,485,000	3/31/2020	90,808
Merrill Lynch, Pierce, Fenner & Smith
United States Dollar	242,527	Euro	220,000	2/28/2020	(1,882)
Morgan Stanley
Japanese Yen	35,000,000	United States Dollar	318,993	2/28/2020	4,498
UBS Securities
Japanese Yen	35,000,000	United States Dollar	320,552	2/28/2020	2,939
Gross Unrealized Appreciation					101,342
Gross Unrealized Depreciation					(54,729)

See notes to financial statements.

STATEMENT OF SWAP AGREEMENTS

January 31, 2020 (Unaudited)

Centrally Cleared Credit Default Swaps

Reference Obligation	Maturity Date	Notional Amount ($)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized (Depreciation)($)
Purchased Contracts:[1]
Markit CDX North America Investment Grade Index Series 33 Paid Fixed Rate of 1.00 3 Month	12/20/24	2,500,000	(58,659)	(59,460)	(2,185)
Gross Unrealized Depreciation				(2,185)

1 If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2020 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $657,308)—Note 1(c):
Unaffiliated issuers	129,216,475	131,658,139
Affiliated issuers	1,066,913	1,066,913
Cash		303,083
Cash denominated in foreign currency	683,252	684,462
Interest and securities lending income receivable		659,402
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		101,342
Cash collateral held by broker—Note 4		78,299
Receivable for futures variation margin—Note 4		29,676
Receivable for shares of Common Stock subscribed		28,357
Receivable for swap variation margin—Note 4		2,943
Prepaid expenses		19,717
		134,632,333
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		13,556
Payable for investment securities purchased		6,033,545
Liability for securities on loan—Note 1(c)		672,370
Payable for shares of Common Stock redeemed		151,113
Swap upfront receipts—Note 4		59,460
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		54,729
Directors’ fees and expenses payable		22,788
Other accrued expenses		94,955
		7,102,516
Net Assets ($)		127,529,817
Composition of Net Assets ($):
Paid-in capital		136,777,869
Total distributable earnings (loss)		(9,248,052)
Net Assets ($)		127,529,817

Net Asset Value Per Share	Class D	Class P
Net Assets ($)	127,442,432	87,385
Shares Outstanding	12,442,315	8,515
Net Asset Value Per Share ($)	10.24	10.26

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2020 (Unaudited)

Investment Income ($):
Income:
Interest (net of $3,671 foreign taxes withheld at source)	1,962,822
Dividends from affiliated issuers	13,581
Income from securities lending—Note 1(c)	2,855
Total Income	1,979,258
Expenses:
Management fee—Note 3(a)	336,649
Shareholder servicing costs—Note 3(b)	314,414
Professional fees	52,822
Registration fees	20,417
Prospectus and shareholders’ reports	9,243
Chief Compliance Officer fees—Note 3(b)	6,638
Custodian fees—Note 3(b)	5,442
Loan commitment fees—Note 2	1,960
Directors’ fees and expenses—Note 3(c)	195
Miscellaneous	26,029
Total Expenses	773,809
Less—reduction in expenses due to undertaking—Note 3(a)	(334,203)
Net Expenses	439,606
Investment Income—Net	1,539,652
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	523,155
Net realized gain (loss) on options transactions	(62,114)
Net realized gain (loss) on futures	(121,526)
Net realized gain (loss) on swap agreements	(2,861)
Net realized gain (loss) on forward foreign currency exchange contracts	(112,670)
Net Realized Gain (Loss)	223,984
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	752,496
Net change in unrealized appreciation (depreciation) on options transactions	40,845
Net change in unrealized appreciation (depreciation) on futures	162,497
Net change in unrealized appreciation (depreciation) on swap agreements	(2,185)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	18,217
Net Change in Unrealized Appreciation (Depreciation)	971,870
Net Realized and Unrealized Gain (Loss) on Investments	1,195,854
Net Increase in Net Assets Resulting from Operations	2,735,506

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2020 (Unaudited)	Year Ended July 31, 2019
Operations ($):
Investment income—net	1,539,652	3,401,307
Net realized gain (loss) on investments	223,984	(2,183,349)
Net change in unrealized appreciation (depreciation) on investments	971,870	3,396,878
Net Increase (Decrease) in Net Assets Resulting from Operations	2,735,506	4,614,836
Distributions ($):
Distributions to shareholders:
Class D	(1,651,326)	(3,910,648)
Class P	(1,454)	(6,575)
Total Distributions	(1,652,780)	(3,917,223)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class D	8,971,826	29,715,827
Distributions reinvested:
Class D	1,514,606	3,607,691
Class P	1,393	6,568
Cost of shares redeemed:
Class D	(21,191,265)	(38,629,128)
Class P	(61,895)	(104,138)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(10,765,335)	(5,403,180)
Total Increase (Decrease) in Net Assets	(9,682,609)	(4,705,567)
Net Assets ($):
Beginning of Period	137,212,426	141,917,993
End of Period	127,529,817	137,212,426
Capital Share Transactions (Shares):
Class D
Shares sold	881,299	2,964,523
Shares issued for distributions reinvested	148,625	360,935
Shares redeemed	(2,082,825)	(3,855,706)
Net Increase (Decrease) in Shares Outstanding	(1,052,901)	(530,248)
Class P
Shares issued for distributions reinvested	136	656
Shares redeemed	(6,086)	(10,283)
Net Increase (Decrease) in Shares Outstanding	(5,950)	(9,627)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
Class D Shares	January 31, 2020	Year End July 31,
(Unaudited)		2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	10.16	10.10	10.39	10.45	10.48	10.64
Investment Operations:
Investment income—net[a]	.12	.25	.17	.09	.12	.12
Net realized and unrealized gain (loss) on investments	.09	.10	(.23)	(.02)	(.00)[b]	(.11)
Total from Investment Operations	.21	.35	(.06)	.07	.12	.01
Distributions:
Dividends from investment income—net	(.13)	(.21)	(.19)	(.13)	(.15)	(.17)
Dividends from net realized gain on investments	-	(.08)	(.04)	-	-	-
Total Distributions	(.13)	(.29)	(.23)	(.13)	(.15)	(.17)
Net asset value, end of period	10.24	10.16	10.10	10.39	10.45	10.48
Total Return (%)	2.04[c]	3.53	(.56)	.64	1.12	.08
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.15[d]	1.07	1.05	1.00	.95	.90
Ratio of net expenses to average net assets	.65[d]	.65	.65	.65	.65	.65
Ratio of net investment income to average net assets	2.29[d]	2.48	1.70	.89	1.14	1.18
Portfolio Turnover Rate	49.10[c,e]	143.61	134.82	41.03	199.63	94.92
Net Assets, end of period ($ x 1,000)	127,442	137,065	141,674	169,057	192,229	215,323

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

e The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended January 31, 2020 was 38.83%.

See notes to financial statements.

Six Months Ended
Class P Shares	January 31, 2020	Year End July 31,
(Unaudited)		2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	10.17	10.12	10.40	10.47	10.49	10.65
Investment Operations:
Investment income—net[a]	.12	.25	.17	.09	.12	.12
Net realized and unrealized gain (loss) on investments	.09	.08	(.22)	(.04)	(.00)[b]	(.12)
Total from Investment Operations	.21	.33	(.05)	.05	.12	.00[b]
Distributions:
Dividends from investment income—net	(.12)	(.20)	(.19)	(.12)	(.14)	(.16)
Dividends from net realized gain on investments	-	(.08)	(.04)	-	-	-
Total Distributions	(.12)	(.28)	(.23)	(.12)	(.14)	(.16)
Net asset value, end of period	10.26	10.17	10.12	10.40	10.47	10.49
Total Return (%)	2.11[c]	3.46	(.62)	.47	1.12	.00[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.51[e]	1.23	1.19	1.12	1.06	1.04
Ratio of net expenses to average net assets	.70[e]	.70	.70	.70	.70	.70
Ratio of net investment income to average net assets	2.27[e]	2.47	1.67	.83	1.12	1.13
Portfolio Turnover Rate	49.10[c,f]	143.61	134.82	41.03	199.63	94.92
Net Assets, end of period ($ x 1,000)	87	147	244	249	315	425

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

f The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended January 31, 2020 was 38.83%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Short Term Income Fund (the “fund”) is a separate non-diversified series of BNY Mellon Investment Grade Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek to maximize total return, consisting of capital appreciation and current income. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 800 million shares of $.001 par value Common Stock. The fund currently has authorized two classes of shares: Class D (500 million shares authorized) and Class P (300 million shares authorized). Class D and Class P shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

one or more independent pricing services (each, a “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Investments in swap agreements are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of January 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Asset-Backed	-	37,282,137	-	37,282,137
Collateralized Loan Obligations		1,223,210		1,223,210
Commercial Mortgage-Backed	-	20,045,981	-	20,045,981
Corporate Bonds	-	44,988,799	-	44,988,799
Foreign Governmental	-	13,796,083	-	13,796,083
Investment Companies	1,066,913	-	-	1,066,913
U.S. Government Agencies Mortgage-Backed	-	10,248,352	-	10,248,352
U.S. Treasury Securities	-	4,073,578	-	4,073,578
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	101,342	-	101,342
Futures††	170,026	-	-	170,026
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(54,729)	-	(54,729)
Futures††	(39,714)	-	-	(39,714)
Swaps Agreements††	-	(2,185)	-	(2,185)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchanged traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

Foreign Taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the fund understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invest. These foreign taxes, if any, are paid by the fund and are reflected in the Statements of Operations. Foreign taxes payable or deferred as of January 31, 2020, if any, are disclosed in the fund’s Statements of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended January 31, 2020, The Bank of New York Mellon earned $514 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended January 31, 2020, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended January 31, 2020, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended July 31, 2019 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $11,406,129 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to July 31, 2019. The fund has $3,800,069

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

of short-term capital losses and $7,606,060 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended July 31, 2019 was as follows: ordinary income $3,917,223. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $1.030 billion unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $830 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in amount equal to $200 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended January 31, 2020, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from August 1, 2019 through November 29, 2020, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the classes (excluding Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .45% of the value of the fund’s average daily net assets. On or after November 29, 2020, the Adviser may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertaking, amounted to $334,203 during the period ended January 31, 2020.

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .20% of the value of the average daily net assets of Class D shares and .25% of the value of the average daily net assets of Class P shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended January 31, 2020, Class D and Class P shares were charged $134,538 and $152, respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund has an arrangement with the custodian whereby the fund will receive interest income or be charged an overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statements of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended January 31, 2020, the fund was charged $27,101 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended January 31, 2020, the fund was charged $5,442 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended January 31, 2020, the fund was charged $1,649 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended January 31, 2020, the fund was charged $6,638 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $53,734, Shareholder Services Plan fees of $21,497, custodian fees of $4,500, Chief Compliance Officer fees of $1,110 and transfer agency fees of $10,199, which are offset against an expense reimbursement currently in effect in the amount of $77,484.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, futures, options transactions, forward contracts and swap agreements, during the period ended January 31, 2020, amounted to $65,521,953 and $67,714,980, respectively, of which $13,698,196 in purchases and $13,698,694 in sales were from mortgage dollar roll transactions.

Mortgage Dollar Rolls: A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The fund accounts for mortgage dollar rolls as purchases and sales transactions. The fund executes mortgage dollar rolls entirely in the To-Be-Announced (“TBA”) market.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended January 31, 2020 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at January 31, 2020 are set forth in the Statement of Futures.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of foreign currencies or as a substitute for an investment. The fund is subject to market risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction. At January 31, 2020, there were no options written outstanding.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at January 31, 2020 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the Statement of Swap Agreements, which summarizes open credit default swaps entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. Credit default swaps open at January 31, 2020 are set forth in the Statement of Swap Agreements.

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of January 31, 2020 is shown below:

	Derivative Assets ($)			Derivative Liabilities ($)
Interest rate risk	170,026	[1]	Interest rate risk	(39,714)	[1]
Foreign exchange risk	101,342	[2]	Foreign exchange risk	(54,729)	[2]
Credit risk	-		Credit risk	(2,185)	[3]
Gross fair value of derivative contracts	271,368			(96,628)

Statement of Assets and Liabilities location:
[1]Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
[2]Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

[3]Includes cumulative appreciation (depreciation) on swap agreements as reported in the Statement of Swap Agreements. Unrealized appreciation (depreciation) on OTC swap agreements and only unpaid variation margin on cleared swap agreements, are reported in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations during the period ended January 31, 2020 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures	[1]	Options Transactions	[2]	Forward Contracts	[3]	Swap Agreements	[4]	Total
Interest rate	(121,526)		-		-		-		(121,526)
Foreign exchange	-		(62,114)		(112,670)		-		(174,784)
Credit	-		-		-		(2,861)		(2,861)
Total	(121,526)		(62,114)		(112,670)		(2,861)		(299,171)

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures	[5]	Options Transactions	[6]	Forward Contracts	[7]	Swap Agreements	[8]	Total
Interest rate	162,497		-		-		-		162,497
Foreign exchange	-		40,845		18,217		-		59,062
Credit	-		-		-		(2,185)		(2,185)
Total	162,497		40,845		18,217		(2,185)		219,374

Statement of Operations location:
[1]Net realized gain (loss) on futures.
[2]Net realized gain (loss) on options transactions.
[3]Net realized gain (loss) on forward foreign currency exchange contracts.
[4]Net realized gain (loss) on swap agreements.
[5]Net change in unrealized appreciation (depreciation) on futures.
[6]Net change in unrealized appreciation (depreciation) on options transactions.
[7]Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[8]Net change in unrealized appreciation (depreciation) on swap agreements.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At January 31, 2020, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	170,026	(39,714)
Forward contracts	101,342	(54,729)
Swaps	-	(2,185)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	271,368	(96,628)
Derivatives not subject to
Master Agreements	(170,026)	41,899
Total gross amount of assets
and liabilities subject to
Master Agreements	101,342	(54,729)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of January 31, 2020:†

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	Assets ($)
Citigroup	93,905		(52,847)	-	41,058
Morgan Stanley	4,498		-	-	4,498
UBS Securities	2,939		-	-	2,939
Total	101,342		(52,847)	-	48,495

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	Liabilities ($)
Citigroup	(52,847)		52,847	-	-
Merrill Lynch, Pierce, Fenner & Smith	(1,882)		-	-	(1,882)
Total	(54,729)		52,847	-	(1,882)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
† See Statement of Investments for detailed information regarding collateral held for open exchange traded derivative contracts.

The following summarizes the average market value of derivatives outstanding during the period ended January 31, 2020:

Average Market Value ($)
Interest rate futures	25,447,177
Foreign currency options contracts	11,771
Forward contracts	24,235,452

The following summarizes the average notional value of swap agreements outstanding during the period ended January 31, 2020:

Average Notional Value ($)
Credit default swap agreements	357,143

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At January 31, 2020, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $2,616,404, consisting of $2,883,380 gross unrealized appreciation and $266,976 gross unrealized depreciation.

At January 31, 2020, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Event:

The post year-end coronavirus outbreak is impacting the global economy and the market environment. The final impact of the coronavirus outbreak on the investments of the Company is hard to predict. Therefore, the valuation of the investments in the financial statements do not include any impacts related to this event. Considering post year-end market conditions however, the carrying values retained for the investments in the financial statements may differ significantly from the current values of the investments.

NOTES

NOTES

NOTES

For More Information

BNY Mellon Short Term Income Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class D:DSTIX Class P:DSHPX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonim.com/us

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.bnymellonim.com/us and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2020 BNY Mellon Securities Corporation 0083SA0120

Item 2.          Code of Ethics.

                       Not applicable.

Item 3.          Audit Committee Financial Expert.

                       Not applicable.

Item 4.          Principal Accountant Fees and Services.

                       Not applicable.

Item 5.          Audit Committee of Listed Registrants.

                       Not applicable.

Item 6.          Investments.

(a)                  Not applicable.

Item 7.          Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                       Not applicable.

Item 8.          Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.          Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                       Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                       There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.        Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.        Exhibits.

(a)(1)     Not applicable.

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)     Not applicable.

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Grade Funds, Inc.

By:         /s/ Renee LaRoche-Morris

               Renee LaRoche-Morris

               President (Principal Executive Officer)

Date:      March 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Renee LaRoche-Morris

               Renee LaRoche-Morris

               President (Principal Executive Officer)

Date:      March 23, 2020

By:         /s/ James Windels

               James Windels

               Treasurer (Principal Financial Officer)

Date:      March 23, 2020

EXHIBIT INDEX

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)